August 2, 2011

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:    Piedmont Investment Trust
      File No. 333-121514

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Piedmont Investment Trust’s registration statement on Form N-1A (Post-Effective Amendment No. 8) and (ii) the text of the most recent amendment has been filed electronically.

Very truly yours,

/s/ Frank L. Newbauer

Frank L. Newbauer
Secretary

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